INCOME TAX - NOLs (Details) - 12 months ended Dec. 31, 2022 ₽ in Millions, € in Millions, $ in Millions	EUR (€)	RUB (₽)	USD ($)	EUR (€)
Operating loss carryforwards
Operating loss carryforward deducted				€ 1
Operating loss carryforward deducted (as percentage)		50.00%	50.00%	50.00%
Tax gain recognized as result of change in undistributed earning of foreign subsidiaries	€ 1
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided		₽ 183,229	$ 2,605.0
Unrecognized deferred tax liability		27,484	390.8
Netherlands.
Operating loss carryforwards
Net operating loss carryforwards		1,934	27.5
Foreign | Russia
Operating loss carryforwards
Net operating loss carryforwards		₽ 71,219	$ 1,012.5
Operating loss carryforward deducted (as percentage)		50.00%	50.00%	50.00%
Foreign | Netherlands | Dutch entities of the Group other than Yandex N.V.
Operating loss carryforwards
Net operating loss carryforwards		₽ 5,662	$ 80.5
Foreign | ISRAEL
Operating loss carryforwards
Net operating loss carryforwards		₽ 8,750	$ 124.4